42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Details 9) - Companhia Paranaense de Energia – Copel - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfRestrictedSubsidiariesNetAssetsLineItems [Line Items]
Restricted net assets	R$ 14,370,004	R$ 13,299,008	R$ 13,274,956
Copel Geração e Transmissão S.A.
DisclosureOfRestrictedSubsidiariesNetAssetsLineItems [Line Items]
Restricted net assets	8,409,370	7,966,750	6,843,029
Copel Distribuição S.A.
DisclosureOfRestrictedSubsidiariesNetAssetsLineItems [Line Items]
Restricted net assets	5,452,703	4,805,981	5,603,673
UEG Araucária Ltda.
DisclosureOfRestrictedSubsidiariesNetAssetsLineItems [Line Items]
Restricted net assets	446,204	446,576	754,254
Centrais Elétricas Rio Jordão - Elejor
DisclosureOfRestrictedSubsidiariesNetAssetsLineItems [Line Items]
Restricted net assets	R$ 61,727	R$ 79,701	R$ 74,000